SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Payable and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts payable:
Overseas	$ 3,273	$ 4,350
In Israel	1,220	1,166
Trade	4,493	5,516
Other:
Accrued expenses	792	620
Accrual for vacation and recreation pay	287	215
Payroll and related expenses	270	259
Other	14	19
Other	$ 1,363	$ 1,113